PREPAID EXPENSES AND OTHER CURRENT ASSETS (Tables)	6 Months Ended
Jun. 30, 2026
PREPAID EXPENSES AND OTHER CURRENT ASSETS
Schedule of prepaid expenses and other current assets

	June 30,	December 31,
	2026	2025
	(Unaudited)
Value added tax credit	$164,285	$128,816
Other receivable	—	286
Security deposits	25,786	26,375
Prepaid income tax	695	—
Prepaid operating expenses	43,574	12,135
Total	$234,340	$167,612